Shareholders’ Equity - Schedule of Share-Based Compensation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expense	$ 972,743	$ 2,170,801	$ 2,729,969
Cost of Revenues [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expense	1,651	4,617	8,188
Selling Expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expense	8,592	19,784	39,301
General and administrative expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expense	968,110	2,138,978	2,674,292
Research and development expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expense	$ (5,610)	$ 7,422	$ 8,188